Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,383,806)	$ (15,602,792)	$ (3,213,360)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	172,018	149,078	94,816
Non cash lease expenses	270,243	184,820	106,076
Intangible assets written off			2,887
Allowance for expected credit loss	13,609		106,450
Write back of allowance for expected credit loss	(8,508)
Reversal for provision for stock obsolescence	(21,172)
Provision for stock obsolescence			20,438
Expenses related to SEPA (Note 10)	99,990
Stock-based compensation	414,051	9,119,764
Change in operating assets and liabilities:
Accounts receivable	(3,034)	(36,751)	(513)
Other current assets	101,401	(32,332)	(210,622)
Inventories	81,251	(17,612)	(92,813)
Accounts payable	(800,352)	312,385	748,515
Accruals and other current liabilities	(1,023,394)	(299,924)	431,812
Operating lease assets and liabilities, net	(271,559)	(182,002)	(105,212)
Income taxes payable			(137,100)
Net cash used in operating activities	(4,359,262)	(6,405,366)	(2,248,626)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(63,140)	(134,211)	(186,001)
Addition in intangible assets	(2,373,237)
Net cash used in investing activities	(2,436,377)	(134,211)	(186,001)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	984,059	10,850,450	843,081
Repurchase of ordinary shares issued			(6,598,240)
(Repayment) advance of other payables to related parties	(25,042)	31,786	(45,293)
Net cash (used in) provided by financial activities	959,017	10,882,236	(5,800,452)
Effect of exchange rate changes on cash and cash equivalents	163,030	139,230	217,797
Net change in cash and cash equivalents	(5,673,592)	4,481,889	(8,017,282)
Cash and cash equivalents - beginning of year	6,707,695	2,225,806	10,243,088
Cash and cash equivalents - end of year	1,034,103	6,707,695	2,225,806
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes			217,228
Cash refund from income taxes		$ 71,532	$ 27,844